16005109

CERTNYS

File # 1-08606

NYSE

Received SEC

NOV 04 2016

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

November 4, 2016

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration the following notes of Verizon Communications Inc. under the Exchange Act of 1934;

- 0.500% Notes due 2022
- 0.875% Notes due 2025
- 1.375% Notes due 2028
- 3.125% Notes due 2035

Sincerely,

Silvio Conte